Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Assets [Abstract]
Inventories	$ 6,075	$ 3,446
Insurance claims (Note 13)	1,968	1,071
Other	1,084	29
Other current assets	$ 9,127	$ 4,546